Tradr 2X Long BLSH Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,658,463
TOTAL NET ASSETS — 100.0%	$1,658,463

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Bullish	Receive	8.90% (OBFR01* + 525bps)	At Maturity	11/25/2026	$791	$-	$(229)
Marex	Bullish	Receive	7.65% (OBFR01* + 400bps)	At Maturity	11/23/2026	$3,318,179	$-	$(155,747)
TOTAL EQUITY SWAP CONTRACTS								$(155,976)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.